Note 2 - Sale of Hecla Quebec Inc. and Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations and Comprehensive Loss.

Below is a summary of Hecla Quebec's results from discontinued operations for the first quarters of 2026 and 2025 and statement of financial position as of December 31, 2025.

Hecla Quebec Inc.

Results of Discontinued Operations

(Dollars are in Thousands)

	Three Months Ended
	March 31, 2026	March 31, 2025
Sales	$70,284	$56,005
COSTS AND EXPENSES
Costs applicable to sales(1)	37,629	42,113
Depreciation, depletion and amortization	932	8,569
Exploration and pre-development	1,051	188
Other operating expense, net	—	185
Total costs and expenses	39,612	51,055
Income from discontinued operations	30,672	4,950
Other (expense) income:
Interest expense	(91)	(159)
Fair value adjustments, net	(2,231)	239
Net foreign exchange loss	—	11
Total other (expense) income	(2,322)	91
Income from discontinued operations, before income and mining tax provision	28,350	5,041
Loss on disposal of Hecla Quebec Inc.	(192,482)	—
Income and mining tax provision	(19,549)	(1,841)
(Loss) income from discontinued operations	$(183,681)	$3,200

(1) Excludes depreciation, depletion and amortization

Schedule of Assets and Liability of Discountinued Operation

Hecla Quebec Inc.

Reconciliation of Assets and Liabilities of Discontinued Operations to Balance Sheet

(Dollars are in Thousands)

December 31, 2025
ASSETS
Accounts receivable	$5,091
Inventories:
Product inventories	11,615
Materials and supplies	21,483
Prepaid expenses	2,596
Assets of discontinued operations, current	40,785
Property, plants, equipment and mine development, net	710,246
Other non-current assets	698
Assets of discontinued operations, non-current	710,944
Total assets	$751,729
LIABILITIES
Current liabilities:
Accounts payable and accrued liabilities	$24,690
Accrued payroll and related benefits	7,891
Accrued taxes	4,866
Finance leases	2,911
Liabilities of discontinued operations, current	40,358
Accrued reclamation and closure costs	75,980
Deferred tax liabilities	88,840
Other non-current liabilities	5,456
Liabilities of discontinued operations, non-current	170,276
Total liabilities	$210,634

The following table presents the major classes of line items constituting income from discontinued operations, net of tax, in our Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2025, 2024, and 2023:

	Year ended December 31,
	2025	2024	2023
Sales	$319,117	$209,679	$177,678
COSTS AND EXPENSES
Costs applicable to sales(1)	173,486	150,779	155,304
Depreciation, depletion and amortization	33,233	72,835	66,037
General and administrative	—	—	2,084
Exploration and pre-development	393	1,863	5,685
Other operating expense, net	(6,381)	1,688	5,251
Total costs and expenses	200,731	227,165	234,361
Income (loss) from discontinued operations	118,386	(17,486)	(56,683)
Other (expense) income:
Interest expense	(590)	(503)	(254)
Fair value adjustments, net	4,123	(5,744)	1,190
Other income	204	257	418
Net foreign exchange gain (loss)	255	(512)	335
Total other income (expense)	3,992	(6,502)	1,689
Income (loss) from discontinued operations, before income and mining taxes	122,378	(23,988)	(54,994)
Income and mining tax (provision) benefit	(58,725)	9,555	11,024
Income (loss) from discontinued operations, net of income and mining taxes	$63,653	$(14,433)	$(43,970)

(1) Excludes depreciation, depletion and amortization

The following table presents the carrying amounts of the major classes of asset and liabilities of discontinued operations to the Consolidated Balance Sheet as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
ASSETS
Accounts receivable	$5,091	$6,431
Inventories:
Product inventories	11,615	13,732
Materials and supplies	21,483	19,869
Other current assets	2,596	8,737
Assets of discontinued operations, current	40,785	48,769
Property, plants, equipment and mine development, net	710,246	627,697
Other non-current assets	698	810
Assets of discontinued operations, non-current	710,944	628,507
Total assets	$751,729	$677,276

LIABILITIES
Current liabilities:
Accounts payable and accrued liabilities	$24,690	$26,454
Accrued payroll and related benefits	7,891	6,243
Accrued taxes	4,866	—
Finance leases	2,911	2,659
Other current liabilities	—	5,787
Liabilities of discontinued operations, current	40,358	41,143
Accrued reclamation and closure costs	75,980	17,005
Deferred tax liabilities	88,840	50,193
Other non-current liabilities	5,456	9,292
Liabilities of discontinued operations, non-current	170,276	76,490
Total liabilities	$210,634	$117,633